Goldman Sachs Core Bond ETF N-1A Cover	Jun. 02, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS ETF TRUST
Entity Central Index Key	0001479026
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 02, 2025
Prospectus Date	Jun. 02, 2025